DEFERRED REVENUES	12 Months Ended
Mar. 31, 2013
DEFERRED REVENUES
DEFERRED REVENUES

(8)        DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2012	2013
	RMB	RMB
Testing services	19,316,486	3,866,368
Test-based education services	5,178,840	1,131,246
Test preparation and training solutions	854,095	376,885
Other revenue — licensing fees from authorized test centers	4,362,115	3,614,738
Other revenue — others	721,668	1,031,584
Total deferred revenues	30,433,204	10,020,821

Representing:
Current deferred revenues	27,333,088	7,376,527
Non-current deferred revenues	3,100,116	2,644,294